Average Annual Total Returns - StrategicAdvisersEmergingMarketsFund-PRO - StrategicAdvisersEmergingMarketsFund-PRO - Strategic Advisers Emerging Markets Fund	Apr. 29, 2023
Strategic Advisers Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(22.35%)
Past 5 years	(1.58%)
Past 10 years	1.34%
Strategic Advisers Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.75%)
Past 5 years	(2.01%)
Past 10 years	1.04%
Strategic Advisers Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.82%)
Past 5 years	(1.11%)
Past 10 years	1.15%
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%